RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended
Jun. 30, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Parties
Related Parties	Relationship

George Blankenbaker	President and significant stockholder of the Company

Leverage Investments LLC	An entity owned and controlled by the president and significant stockholder of the Company

Growers Synergy Pte Ltd.	An entity owned and controlled by the president and significant stockholder of the Company

Schedule of Consulting Services Provided by Related Parties
For the Period
	For the Interim	from April 11, 2011
	Period Ended	(inception) through
	June 30, 2012	June 30, 2011

Consulting services received and consulting fees booked	$60,000	$-
	$60,000	$-

Schedule of Future Minimum Payments under Consulting Agreement
Fiscal Year Ending March 31:
2013 (remainder of the fiscal year)	$180,000
2014	140,000
$320,000